UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-286543-02

Central Index Key Number of the issuing entity: 0002149906

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2026-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-286543

Central Index Key Number of the depositor: 0001133438

CAPITAL ONE AUTO RECEIVABLES, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288

CAPITAL ONE, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Eric D. Bauder, (703) 720-3148

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for Incremental Upsize Transaction)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL ONE AUTO RECEIVABLES, LLC
(Depositor)

Date: September 2, 2026	By:	/s/ Eric D. Bauder
	Name:	Eric D. Bauder
	Title:	Assistant Vice President, Treasurer